Tax matters (Tables)	12 Months Ended
Dec. 31, 2023
Tax matters
Schedule of income taxes

	2023	2022	2021
	US$'000	US$'000	US$'000
Consolidated income statement
Current income tax
Current income tax charge	62,110	144,246	5,284
Adjustments in current income tax in respect of prior years	(1,533)	(5,681)	—
Total	60,577	138,565	5,284

Deferred tax
Origination and reversal of temporary differences	(3,216)	15,032	(9,954)
Impact of tax rate changes	(555)	460	—
Write-down of deferred tax assets	—	(1,448)	—
Adjustments in deferred tax in respect of prior years	734	(4,626)	108
Total	(3,037)	9,418	(9,846)
Income tax expense (benefit)	57,540	147,983	(4,562)

Schedule of statutory income tax rate

	2023	2022	2021
	US$'000	US$'000	US$'000
Accounting profit/(loss) before income tax	160,667	602,660	(119,936)
At weighted statutory tax rate of 31% (2022: 26% and 2021: 19%)	50,557	157,620	(22,650)
Non-deductible income/ (expenses)	1,429	(5,920)	(11,399)
Differing territorial tax rates	(555)	591	2,603
Adjustments in respect of prior periods	(799)	1,368	—
Other items	7,558	7,539	27,884
Elimination of effect of interest in partnerships	(1,451)	(913)	(782)
Other permanent differences	95	159	(673)
Incentives and deductions	827	(11,740)	88
U.S State taxes	(121)	(721)	367
Income tax expense (benefit)	57,540	147,983	(4,562)

Schedule of changes in deferred tax assets and liabilities

For the year ended December 31, 2023:

	Opening	Recognized in		Write-down of	Exchange	Closing
	Balance	P&L	OCI	Deferred Tax Assets/Liabilities	Differences	Balance
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Intangible assets	(13,978)	884	—		(488)	(13,582)
Provisions	38,011	(442)	1,500	(5,836)	869	34,102
Property, plant & equipment	(54,730)	3,195	—	5,836	294	(45,405)
Inventories	1,186	232	—	—	(2)	1,416
Hedging Instruments	—	—	(767)	—	200	(567)
Tax losses	3,259	(1,528)	—	—	—	1,731
Incentives & credits	32	(32)	—	—	—	—
Other	(2,498)	728	—	—	253	(1,517)
Total	(28,718)	3,037	733	—	1,126	(23,822)

For the year ended December 31, 2022:

	Opening	Recognized in		Write-down of	Exchange	Closing
	Balance	P&L	OCI	Deferred Tax Assets/Liabilities	Differences	Balance
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Intangible assets	(451)	(14,014)	—	496	(9)	(13,978)
Provisions	21,672	9,090	(1,416)	9,347	(682)	38,011
Property, plant & equipment	(52,231)	3,920	—	(8,089)	1,670	(54,730)
Inventories	—	480	—	708	(2)	1,186
Tax losses	6,353	(5,894)	—	2,595	205	3,259
Incentives & credits	9,333	(254)	—	(8,542)	(505)	32
Partnership interest	(8,514)	—	—	8,514	—	—
Other	5,703	(2,746)	(666)	(4,425)	(364)	(2,498)
Total	(18,135)	(9,418)	(2,082)	604	313	(28,718)

Presented in the statement of financial position as follows:

	2023	2022
	US$'000	US$'000
Deferred tax assets	37,250	44,644
Deferred tax liabilities	(61,072)	(73,362)
Offset between deferred tax assets and deferred tax liabilities	28,490	37,508
Total deferred tax assets due to temporary differences recognized in the statement of financial position	8,760	7,136
Total deferred tax liabilities due to temporary differences recognized in the statement of financial position	(32,582)	(35,854)

Schedule of unrecognized deductible temporary differences, unused tax losses and unused tax credits

	2023					2022
	Spain	USA	UK	Other	Total	Spain	USA	UK	Other	Total
Unused tax losses	201,476	235,296	143,750	56,055	636,577	183,225	252,848	102,800	48,622	587,495
Unused tax credits	—	—	—	—	—	—	6,761	—	—	6,761
Unrecognized deductible temporary differences	62,737	—	44,837	9,166	116,741	75,093	21,433	44,837	66,648	208,011
Total	264,213	235,296	188,587	65,221	753,318	258,318	281,042	147,637	115,270	802,267